UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS Core Equity Fund

Class A: SUWAX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.82%

Gross expense ratio as of the latest prospectus: 0.82%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 33.53% (unadjusted for sales charges) for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

	Class A	Russell 1000® Index
'14	$9,425	$10,000
'14	$9,579	$10,244
'14	$9,836	$10,513
'14	$9,801	$10,488
'15	$9,556	$10,200
'15	$10,210	$10,789
'15	$10,166	$10,655
'15	$10,191	$10,731
'15	$10,461	$10,871
'15	$10,319	$10,667
'15	$10,556	$10,873
'15	$9,892	$10,219
'15	$9,583	$9,939
'15	$10,383	$10,743
'15	$10,461	$10,778
'15	$10,277	$10,584
'16	$9,603	$10,015
'16	$9,447	$10,011
'16	$10,080	$10,709
'16	$10,142	$10,767
'16	$10,369	$10,955
'16	$10,316	$10,980
'16	$10,739	$11,398
'16	$10,788	$11,414
'16	$10,804	$11,423
'16	$10,643	$11,200
'16	$11,130	$11,641
'16	$11,308	$11,860
'17	$11,455	$12,099
'17	$11,886	$12,567
'17	$11,834	$12,575
'17	$12,000	$12,708
'17	$12,256	$12,870
'17	$12,281	$12,960
'17	$12,604	$13,217
'17	$12,556	$13,258
'17	$12,871	$13,540
'17	$13,166	$13,851
'17	$13,547	$14,273
'17	$13,697	$14,432
'18	$14,485	$15,225
'18	$13,933	$14,666
'18	$13,604	$14,333
'18	$13,780	$14,381
'18	$14,051	$14,749
'18	$14,163	$14,844
'18	$14,646	$15,356
'18	$15,109	$15,885
'18	$15,220	$15,946
'18	$14,040	$14,817
'18	$14,201	$15,119
'18	$12,873	$13,742
'19	$13,905	$14,893
'19	$14,423	$15,398
'19	$14,608	$15,666
'19	$15,237	$16,298
'19	$14,266	$15,260
'19	$15,198	$16,331
'19	$15,416	$16,585
'19	$15,060	$16,281
'19	$15,400	$16,563
'19	$15,722	$16,914
'19	$16,239	$17,553
'19	$16,731	$18,060
'20	$16,725	$18,080
'20	$15,390	$16,602
'20	$13,225	$14,408
'20	$14,816	$16,312
'20	$15,477	$17,173
'20	$15,761	$17,553
'20	$16,658	$18,581
'20	$17,797	$19,944
'20	$17,050	$19,215
'20	$16,591	$18,752
'20	$18,559	$20,960
'20	$19,358	$21,846
'21	$19,281	$21,666
'21	$19,550	$22,294
'21	$20,325	$23,138
'21	$21,396	$24,384
'21	$21,665	$24,499
'21	$22,242	$25,113
'21	$22,665	$25,635
'21	$23,108	$26,377
'21	$22,024	$25,165
'21	$23,521	$26,911
'21	$23,052	$26,550
'21	$24,188	$27,626
'22	$22,830	$26,068
'22	$22,640	$25,353
'22	$23,455	$26,208
'22	$21,466	$23,872
'22	$21,444	$23,836
'22	$19,731	$21,840
'22	$21,431	$23,874
'22	$20,735	$22,957
'22	$18,762	$20,833
'22	$20,575	$22,504
'22	$21,677	$23,721
'22	$20,393	$22,342
'23	$21,707	$23,840
'23	$21,166	$23,272
'23	$21,736	$24,009
'23	$21,879	$24,306
'23	$21,879	$24,419
'23	$23,334	$26,069
'23	$24,197	$26,965
'23	$23,741	$26,493
'23	$22,762	$25,248
'23	$22,306	$24,638
'23	$24,323	$26,939
'23	$25,543	$28,269
'24	$25,995	$28,663
'24	$27,359	$30,211
'24	$28,419	$31,180
'24	$26,911	$29,853
'24	$28,436	$31,259
'24	$29,129	$32,293
'24	$29,465	$32,763
'24	$29,775	$33,540
'24	$30,396	$34,257

Yearly periods ended September 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	33.53%	14.57%	12.42%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	25.86%	13.22%	11.76%
Russell 1000® Index	35.68%	15.64%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCEF-TSRA--A

R-102963-1 (11/24)

DWS Core Equity Fund

Class C: SUWCX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.59%

Gross expense ratio as of the latest prospectus: 1.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 32.50% (unadjusted for sales charges) for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000Investment

	Class C	Russell 1000® Index
'14	$10,000	$10,000
'14	$10,155	$10,244
'14	$10,420	$10,513
'14	$10,378	$10,488
'15	$10,114	$10,200
'15	$10,799	$10,789
'15	$10,746	$10,655
'15	$10,768	$10,731
'15	$11,041	$10,871
'15	$10,885	$10,667
'15	$11,127	$10,873
'15	$10,423	$10,219
'15	$10,091	$9,939
'15	$10,925	$10,743
'15	$11,001	$10,778
'15	$10,800	$10,584
'16	$10,087	$10,015
'16	$9,917	$10,011
'16	$10,578	$10,709
'16	$10,636	$10,767
'16	$10,864	$10,955
'16	$10,801	$10,980
'16	$11,238	$11,398
'16	$11,281	$11,414
'16	$11,291	$11,423
'16	$11,116	$11,200
'16	$11,616	$11,641
'16	$11,795	$11,860
'17	$11,939	$12,099
'17	$12,382	$12,567
'17	$12,317	$12,575
'17	$12,487	$12,708
'17	$12,739	$12,870
'17	$12,756	$12,960
'17	$13,086	$13,217
'17	$13,029	$13,258
'17	$13,348	$13,540
'17	$13,647	$13,851
'17	$14,033	$14,273
'17	$14,179	$14,432
'18	$14,982	$15,225
'18	$14,402	$14,666
'18	$14,049	$14,333
'18	$14,228	$14,381
'18	$14,499	$14,749
'18	$14,601	$14,844
'18	$15,089	$15,356
'18	$15,562	$15,885
'18	$15,666	$15,946
'18	$14,439	$14,817
'18	$14,596	$15,119
'18	$13,220	$13,742
'19	$14,273	$14,893
'19	$14,790	$15,398
'19	$14,978	$15,666
'19	$15,613	$16,298
'19	$14,608	$15,260
'19	$15,551	$16,331
'19	$15,760	$16,585
'19	$15,390	$16,281
'19	$15,729	$16,563
'19	$16,044	$16,914
'19	$16,562	$17,553
'19	$17,049	$18,060
'20	$17,036	$18,080
'20	$15,674	$16,602
'20	$13,457	$14,408
'20	$15,066	$16,312
'20	$15,723	$17,173
'20	$16,008	$17,553
'20	$16,910	$18,581
'20	$18,051	$19,944
'20	$17,280	$19,215
'20	$16,802	$18,752
'20	$18,788	$20,960
'20	$19,584	$21,846
'21	$19,489	$21,666
'21	$19,749	$22,294
'21	$20,515	$23,138
'21	$21,583	$24,384
'21	$21,850	$24,499
'21	$22,411	$25,113
'21	$22,822	$25,635
'21	$23,253	$26,377
'21	$22,151	$25,165
'21	$23,637	$26,911
'21	$23,151	$26,550
'21	$24,279	$27,626
'22	$22,900	$26,068
'22	$22,696	$25,353
'22	$23,496	$26,208
'22	$21,489	$23,872
'22	$21,450	$23,836
'22	$19,726	$21,840
'22	$21,411	$23,874
'22	$20,706	$22,957
'22	$18,723	$20,833
'22	$20,525	$22,504
'22	$21,607	$23,721
'22	$20,317	$22,342
'23	$21,606	$23,840
'23	$21,052	$23,272
'23	$21,606	$24,009
'23	$21,743	$24,306
'23	$21,726	$24,419
'23	$23,152	$26,069
'23	$23,997	$26,965
'23	$23,527	$26,493
'23	$22,545	$25,248
'23	$22,076	$24,638
'23	$24,065	$26,939
'23	$25,254	$28,269
'24	$25,683	$28,663
'24	$27,005	$30,211
'24	$28,033	$31,180
'24	$26,532	$29,853
'24	$28,015	$31,259
'24	$28,685	$32,293
'24	$28,989	$32,763
'24	$29,284	$33,540
'24	$29,874	$34,257

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	32.50%	13.69%	11.57%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	31.50%	13.69%	11.57%
Russell 1000® Index	35.68%	15.64%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCEF-TSRA-C

R-102963-1 (11/24)

DWS Core Equity Fund

Class R6: SUWZX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.48%

Gross expense ratio as of the latest prospectus: 0.48%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 33.97% for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000Investment

	Class R6	Russell 1000® Index
'14	$10,000	$10,000
'14	$10,165	$10,244
'14	$10,444	$10,513
'14	$10,410	$10,488
'15	$10,152	$10,200
'15	$10,844	$10,789
'15	$10,796	$10,655
'15	$10,827	$10,731
'15	$11,111	$10,871
'15	$10,962	$10,667
'15	$11,216	$10,873
'15	$10,517	$10,219
'15	$10,191	$9,939
'15	$11,039	$10,743
'15	$11,129	$10,778
'15	$10,932	$10,584
'16	$10,222	$10,015
'16	$10,058	$10,011
'16	$10,739	$10,709
'16	$10,810	$10,767
'16	$11,053	$10,955
'16	$10,999	$10,980
'16	$11,454	$11,398
'16	$11,511	$11,414
'16	$11,529	$11,423
'16	$11,364	$11,200
'16	$11,882	$11,641
'16	$12,078	$11,860
'17	$12,238	$12,099
'17	$12,708	$12,567
'17	$12,651	$12,575
'17	$12,836	$12,708
'17	$13,112	$12,870
'17	$13,141	$12,960
'17	$13,493	$13,217
'17	$13,448	$13,258
'17	$13,790	$13,540
'17	$14,108	$13,851
'17	$14,521	$14,273
'17	$14,684	$14,432
'18	$15,529	$15,225
'18	$14,944	$14,666
'18	$14,593	$14,333
'18	$14,791	$14,381
'18	$15,084	$14,749
'18	$15,210	$14,844
'18	$15,729	$15,356
'18	$16,237	$15,885
'18	$16,359	$15,946
'18	$15,099	$14,817
'18	$15,276	$15,119
'18	$13,844	$13,742
'19	$14,965	$14,893
'19	$15,522	$15,398
'19	$15,734	$15,666
'19	$16,414	$16,298
'19	$15,375	$15,260
'19	$16,376	$16,331
'19	$16,620	$16,585
'19	$16,241	$16,281
'19	$16,613	$16,563
'19	$16,962	$16,914
'19	$17,525	$17,553
'19	$18,059	$18,060
'20	$18,059	$18,080
'20	$16,630	$16,602
'20	$14,290	$14,408
'20	$16,019	$16,312
'20	$16,730	$17,173
'20	$17,048	$17,553
'20	$18,026	$18,581
'20	$19,260	$19,944
'20	$18,455	$19,215
'20	$17,964	$18,752
'20	$20,106	$20,960
'20	$20,972	$21,846
'21	$20,896	$21,666
'21	$21,190	$22,294
'21	$22,039	$23,138
'21	$23,204	$24,384
'21	$23,505	$24,499
'21	$24,130	$25,113
'21	$24,604	$25,635
'21	$25,085	$26,377
'21	$23,924	$25,165
'21	$25,549	$26,911
'21	$25,047	$26,550
'21	$26,294	$27,626
'22	$24,824	$26,068
'22	$24,628	$25,353
'22	$25,522	$26,208
'22	$23,360	$23,872
'22	$23,345	$23,836
'22	$21,482	$21,840
'22	$23,344	$23,874
'22	$22,590	$22,957
'22	$20,446	$20,833
'22	$22,431	$22,504
'22	$23,636	$23,721
'22	$22,249	$22,342
'23	$23,684	$23,840
'23	$23,094	$23,272
'23	$23,727	$24,009
'23	$23,889	$24,306
'23	$23,898	$24,419
'23	$25,491	$26,069
'23	$26,444	$26,965
'23	$25,946	$26,493
'23	$24,891	$25,248
'23	$24,392	$24,638
'23	$26,613	$26,939
'23	$27,950	$28,269
'24	$28,454	$28,663
'24	$29,948	$30,211
'24	$31,124	$31,180
'24	$29,482	$29,853
'24	$31,160	$31,259
'24	$31,925	$32,293
'24	$32,305	$32,763
'24	$32,658	$33,540
'24	$33,346	$34,257

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	33.97%	14.95%	12.80%
Russell 1000® Index	35.68%	15.64%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCEF-TSRA-R6

R-102963-1 (11/24)

DWS Core Equity Fund

Class S: SCDGX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$64	0.55%

Gross expense ratio as of the latest prospectus: 0.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 33.88% for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000Investment

	Class S	Russell 1000® Index
'14	$10,000	$10,000
'14	$10,166	$10,244
'14	$10,440	$10,513
'14	$10,408	$10,488
'15	$10,150	$10,200
'15	$10,847	$10,789
'15	$10,800	$10,655
'15	$10,835	$10,731
'15	$11,119	$10,871
'15	$10,973	$10,667
'15	$11,228	$10,873
'15	$10,528	$10,219
'15	$10,196	$9,939
'15	$11,049	$10,743
'15	$11,136	$10,778
'15	$10,941	$10,584
'16	$10,225	$10,015
'16	$10,066	$10,011
'16	$10,746	$10,709
'16	$10,811	$10,767
'16	$11,056	$10,955
'16	$11,003	$10,980
'16	$11,455	$11,398
'16	$11,511	$11,414
'16	$11,531	$11,423
'16	$11,362	$11,200
'16	$11,881	$11,641
'16	$12,079	$11,860
'17	$12,239	$12,099
'17	$12,699	$12,567
'17	$12,649	$12,575
'17	$12,830	$12,708
'17	$13,106	$12,870
'17	$13,132	$12,960
'17	$13,485	$13,217
'17	$13,439	$13,258
'17	$13,778	$13,540
'17	$14,096	$13,851
'17	$14,505	$14,273
'17	$14,670	$14,432
'18	$15,515	$15,225
'18	$14,930	$14,666
'18	$14,576	$14,333
'18	$14,773	$14,381
'18	$15,067	$14,749
'18	$15,190	$14,844
'18	$15,709	$15,356
'18	$16,211	$15,885
'18	$16,336	$15,946
'18	$15,076	$14,817
'18	$15,248	$15,119
'18	$13,820	$13,742
'19	$14,939	$14,893
'19	$15,496	$15,398
'19	$15,698	$15,666
'19	$16,379	$16,298
'19	$15,340	$15,260
'19	$16,342	$16,331
'19	$16,580	$16,585
'19	$16,202	$16,281
'19	$16,575	$16,563
'19	$16,924	$16,914
'19	$17,480	$17,553
'19	$18,017	$18,060
'20	$18,017	$18,080
'20	$16,583	$16,602
'20	$14,256	$14,408
'20	$15,970	$16,312
'20	$16,686	$17,173
'20	$16,994	$17,553
'20	$17,970	$18,581
'20	$19,202	$19,944
'20	$18,400	$19,215
'20	$17,905	$18,752
'20	$20,036	$20,960
'20	$20,902	$21,846
'21	$20,827	$21,666
'21	$21,120	$22,294
'21	$21,956	$23,138
'21	$23,118	$24,384
'21	$23,419	$24,499
'21	$24,044	$25,113
'21	$24,510	$25,635
'21	$24,997	$26,377
'21	$23,834	$25,165
'21	$25,454	$26,911
'21	$24,946	$26,550
'21	$26,185	$27,626
'22	$24,719	$26,068
'22	$24,524	$25,353
'22	$25,412	$26,208
'22	$23,264	$23,872
'22	$23,240	$23,836
'22	$21,387	$21,840
'22	$23,235	$23,874
'22	$22,491	$22,957
'22	$20,350	$20,833
'22	$22,329	$22,504
'22	$23,530	$23,721
'22	$22,143	$22,342
'23	$23,564	$23,840
'23	$22,985	$23,272
'23	$23,611	$24,009
'23	$23,773	$24,306
'23	$23,773	$24,419
'23	$25,364	$26,069
'23	$26,305	$26,965
'23	$25,817	$26,493
'23	$24,761	$25,248
'23	$24,264	$24,638
'23	$26,468	$26,939
'23	$27,803	$28,269
'24	$28,296	$28,663
'24	$29,783	$30,211
'24	$30,948	$31,180
'24	$29,314	$29,853
'24	$30,975	$31,259
'24	$31,741	$32,293
'24	$32,110	$32,763
'24	$32,461	$33,540
'24	$33,149	$34,257

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	33.88%	14.87%	12.73%
Russell 1000® Index	35.68%	15.64%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCEF-TSRA-S

R-102963-1 (11/24)

DWS Core Equity Fund

Institutional Class: SUWIX

Annual Shareholder Report—September 30, 2024

This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.55%

Gross expense ratio as of the latest prospectus: 0.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 33.89% for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Fund Performance

Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the US market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $1,000,000Investment

	Institutional Class	Russell 1000® Index
'14	$1,000,000	$1,000,000
'14	$1,016,935	$1,024,439
'14	$1,044,355	$1,051,260
'14	$1,040,890	$1,048,811
'15	$1,015,115	$1,020,003
'15	$1,085,137	$1,078,939
'15	$1,080,666	$1,065,503
'15	$1,083,680	$1,073,067
'15	$1,112,526	$1,087,106
'15	$1,097,670	$1,066,712
'15	$1,123,558	$1,087,273
'15	$1,053,228	$1,021,870
'15	$1,020,670	$993,863
'15	$1,105,438	$1,074,275
'15	$1,114,520	$1,077,824
'15	$1,095,152	$1,058,434
'16	$1,023,637	$1,001,465
'16	$1,007,278	$1,001,121
'16	$1,075,357	$1,070,860
'16	$1,082,389	$1,076,684
'16	$1,106,296	$1,095,539
'16	$1,101,175	$1,098,020
'16	$1,146,763	$1,139,848
'16	$1,152,403	$1,141,362
'16	$1,154,082	$1,142,265
'16	$1,137,110	$1,119,991
'16	$1,189,440	$1,164,145
'16	$1,208,848	$1,186,016
'17	$1,224,846	$1,209,865
'17	$1,271,340	$1,256,696
'17	$1,265,916	$1,257,490
'17	$1,283,965	$1,270,785
'17	$1,311,539	$1,287,003
'17	$1,314,755	$1,295,989
'17	$1,349,949	$1,321,654
'17	$1,345,424	$1,325,788
'17	$1,379,385	$1,354,021
'17	$1,411,159	$1,385,077
'17	$1,452,515	$1,427,316
'17	$1,468,556	$1,443,228
'18	$1,553,567	$1,522,451
'18	$1,494,590	$1,466,557
'18	$1,459,275	$1,433,270
'18	$1,478,981	$1,438,141
'18	$1,508,273	$1,474,851
'18	$1,520,726	$1,484,388
'18	$1,573,073	$1,535,616
'18	$1,623,283	$1,588,529
'18	$1,635,807	$1,594,561
'18	$1,509,399	$1,481,725
'18	$1,527,075	$1,511,879
'18	$1,383,939	$1,374,182
'19	$1,495,840	$1,489,343
'19	$1,552,093	$1,539,770
'19	$1,572,420	$1,566,577
'19	$1,640,997	$1,629,842
'19	$1,536,614	$1,525,982
'19	$1,636,946	$1,633,112
'19	$1,660,697	$1,658,474
'19	$1,622,940	$1,628,098
'19	$1,659,812	$1,656,319
'19	$1,695,257	$1,691,422
'19	$1,750,870	$1,755,343
'19	$1,804,591	$1,806,035
'20	$1,804,591	$1,807,984
'20	$1,661,319	$1,660,241
'20	$1,427,477	$1,440,841
'20	$1,599,439	$1,631,238
'20	$1,671,037	$1,717,304
'20	$1,702,583	$1,755,280
'20	$1,800,094	$1,858,062
'20	$1,923,265	$1,994,438
'20	$1,842,625	$1,921,546
'20	$1,793,711	$1,875,208
'20	$2,006,743	$2,096,027
'20	$2,093,312	$2,184,638
'21	$2,085,812	$2,166,645
'21	$2,115,132	$2,229,436
'21	$2,199,328	$2,313,805
'21	$2,315,514	$2,438,358
'21	$2,345,586	$2,449,933
'21	$2,408,148	$2,511,322
'21	$2,454,735	$2,563,492
'21	$2,503,378	$2,637,685
'21	$2,386,534	$2,516,525
'21	$2,549,205	$2,691,140
'21	$2,498,413	$2,655,040
'21	$2,622,132	$2,762,584
'22	$2,475,636	$2,606,829
'22	$2,456,155	$2,535,294
'22	$2,544,776	$2,620,848
'22	$2,329,329	$2,387,224
'22	$2,326,987	$2,383,595
'22	$2,141,713	$2,183,969
'22	$2,326,383	$2,387,383
'22	$2,252,046	$2,295,716
'22	$2,038,027	$2,083,299
'22	$2,235,711	$2,250,380
'22	$2,355,733	$2,372,120
'22	$2,217,068	$2,234,185
'23	$2,359,940	$2,383,975
'23	$2,301,260	$2,327,247
'23	$2,364,543	$2,400,865
'23	$2,380,739	$2,430,614
'23	$2,380,739	$2,441,935
'23	$2,539,629	$2,606,858
'23	$2,634,480	$2,696,503
'23	$2,584,918	$2,649,333
'23	$2,479,373	$2,524,824
'23	$2,429,683	$2,463,801
'23	$2,650,719	$2,693,909
'23	$2,784,039	$2,826,896
'24	$2,834,170	$2,866,320
'24	$2,982,771	$3,021,105
'24	$3,099,155	$3,117,953
'24	$2,935,900	$2,985,277
'24	$3,101,846	$3,125,853
'24	$3,179,160	$3,229,309
'24	$3,216,012	$3,276,305
'24	$3,251,067	$3,353,964
'24	$3,319,749	$3,425,678

Yearly periods ended September 30

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	33.89%	14.87%	12.75%
Russell 1000® Index	35.68%	15.64%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCEF-TSRA-I

R-102963-1 (11/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS core equity Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended September 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$53,674	$0	$7,629	$0
2023	$51,236	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended September 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$492,566	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended September 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$7,629	$492,566	$0	$500,195
2023	$7,629	$539,907	$0	$547,536

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

September 30, 2024
Annual Financial Statements and Other Information
DWS Core Equity Fund

Contents
3	Investment Portfolio
11	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
34	Report of Independent Registered Public Accounting Firm
36	Tax Information
37	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Core Equity Fund

Investment Portfolioas of September 30, 2024

	Shares	Value ($)
Common Stocks 98.9%
Communication Services 9.2%
Entertainment 2.3%
Spotify Technology SA*	141,613	52,188,639
Take-Two Interactive Software, Inc.*	106,810	16,417,765
Walt Disney Co.	383,978	36,934,844
		105,541,248
Interactive Media & Services 5.7%
Alphabet, Inc. “C”	870,803	145,589,554
Meta Platforms, Inc. “A”	210,796	120,668,062
		266,257,616
Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.	270,253	55,769,409
Consumer Discretionary 9.9%
Automobiles 1.1%
General Motors Co.	481,438	21,587,680
Tesla, Inc.*	55,186	14,438,313
Thor Industries, Inc.	157,489	17,306,466
		53,332,459
Broadline Retail 3.5%
Amazon.com, Inc.*	675,130	125,796,973
Macy’s, Inc.	2,347,847	36,837,719
		162,634,692
Hotels, Restaurants & Leisure 1.8%
DraftKings, Inc. “A” *	961,578	37,693,858
Hilton Worldwide Holdings, Inc.	194,144	44,750,192
		82,444,050
Household Durables 1.3%
PulteGroup, Inc.	429,503	61,646,566
Leisure Products 0.4%
Hasbro, Inc.	285,895	20,675,926
Specialty Retail 0.5%
Bath & Body Works, Inc.	430,061	13,727,547
Wayfair, Inc. “A” * (a)	129,616	7,281,827
		21,009,374
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	3

	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.*	257,895	41,121,358
PVH Corp.	175,745	17,720,368
		58,841,726
Consumer Staples 5.8%
Beverages 1.9%
Boston Beer Co., Inc. “A” *	38,733	11,199,260
Coca-Cola Co.	187,011	13,438,610
Constellation Brands, Inc. “A”	185,182	47,719,550
Molson Coors Beverage Co. “B”	294,393	16,933,485
		89,290,905
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	14,845	13,160,389
Walmart, Inc.	610,018	49,258,954
		62,419,343
Household Products 0.8%
Church & Dwight Co., Inc.	116,490	12,198,833
Clorox Co.	142,257	23,175,088
		35,373,921
Personal Care Products 1.2%
Coty, Inc. “A” *	3,752,636	35,237,252
Estee Lauder Companies, Inc. “A”	220,561	21,987,726
		57,224,978
Tobacco 0.5%
Philip Morris International, Inc.	195,199	23,697,158
Energy 3.4%
Energy Equipment & Services 1.1%
Schlumberger NV	641,106	26,894,397
TechnipFMC PLC	934,726	24,517,863
		51,412,260
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc.	259,054	46,588,271
HF Sinclair Corp.	1,290,960	57,538,087
		104,126,358
Financials 12.1%
Banks 4.6%
Bank of America Corp.	727,732	28,876,406
The accompanying notes are an integral part of the financial statements.

4	|	DWS Core Equity Fund

	Shares	Value ($)
JPMorgan Chase & Co.	637,474	134,417,767
Wells Fargo & Co.	860,871	48,630,603
		211,924,776
Capital Markets 3.4%
Ameriprise Financial, Inc.	155,479	73,045,589
Blackstone, Inc.	177,088	27,117,485
Coinbase Global, Inc. “A” *	205,821	36,671,127
S&P Global, Inc.	42,043	21,720,255
		158,554,456
Financial Services 3.1%
Apollo Global Management, Inc.	423,069	52,845,549
Visa, Inc. “A”	327,822	90,134,659
		142,980,208
Insurance 1.0%
Aflac, Inc.	213,429	23,861,362
Cincinnati Financial Corp.	173,138	23,567,545
		47,428,907
Health Care 11.6%
Biotechnology 3.0%
AbbVie, Inc.	331,347	65,434,405
Amgen, Inc.	201,562	64,945,292
GRAIL, Inc.* (a)	19,222	264,495
Moderna, Inc.*	123,614	8,261,124
		138,905,316
Health Care Equipment & Supplies 1.5%
Becton Dickinson & Co.	126,712	30,550,263
Medtronic PLC	222,628	20,043,199
Solventum Corp.*	26,160	1,823,875
Zimmer Biomet Holdings, Inc.	131,524	14,198,016
		66,615,353
Health Care Providers & Services 4.1%
Centene Corp.*	660,313	49,708,363
Cigna Group	113,587	39,351,080
Elevance Health, Inc.	110,456	57,437,120
Humana, Inc.	136,863	43,349,987
		189,846,550
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	5

	Shares	Value ($)
Life Sciences Tools & Services 0.7%
Danaher Corp.	59,383	16,509,661
Illumina, Inc.*	115,336	15,040,968
		31,550,629
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	600,735	31,082,029
Johnson & Johnson	247,218	40,064,149
Merck & Co., Inc.	151,046	17,152,784
Viatris, Inc.	1,716,691	19,930,782
		108,229,744
Industrials 9.7%
Aerospace & Defense 2.7%
Curtiss-Wright Corp.	88,344	29,037,789
Lockheed Martin Corp.	79,672	46,573,064
Textron, Inc.	214,934	19,038,854
TransDigm Group, Inc.	19,800	28,257,174
		122,906,881
Building Products 1.5%
Owens Corning	388,289	68,540,774
Commercial Services & Supplies 1.8%
Veralto Corp.	126,390	14,137,986
Waste Management, Inc.	339,042	70,385,119
		84,523,105
Electrical Equipment 0.3%
Sunrun, Inc.*	890,852	16,088,787
Ground Transportation 0.2%
Union Pacific Corp.	28,405	7,001,264
Industrial Conglomerates 0.3%
3M Co.	104,640	14,304,288
Machinery 2.0%
Caterpillar, Inc.	239,213	93,560,989
Professional Services 0.9%
Automatic Data Processing, Inc.	82,388	22,799,231
Verisk Analytics, Inc.	66,236	17,748,599
		40,547,830
Information Technology 30.2%
Communications Equipment 0.5%
Cisco Systems, Inc.	414,696	22,070,121
The accompanying notes are an integral part of the financial statements.

6	|	DWS Core Equity Fund

	Shares	Value ($)
IT Services 0.4%
Accenture PLC “A”	56,529	19,981,871
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc.*	300,061	49,234,009
GLOBALFOUNDRIES, Inc.* (a)	386,534	15,557,994
Lam Research Corp.	47,854	39,052,692
Micron Technology, Inc.	345,673	35,849,747
MKS Instruments, Inc.	119,797	13,023,132
NVIDIA Corp.	1,891,055	229,649,719
QUALCOMM, Inc.	256,801	43,669,010
		426,036,303
Software 11.6%
Adobe, Inc.*	42,371	21,938,856
Microsoft Corp.	871,940	375,195,782
Oracle Corp.	715,916	121,992,087
Synopsys, Inc.*	37,051	18,762,256
		537,888,981
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	1,689,292	393,605,036
Materials 2.5%
Chemicals 1.3%
Corteva, Inc.	357,701	21,029,242
DuPont de Nemours, Inc.	154,305	13,750,118
Linde PLC	56,087	26,745,647
		61,525,007
Containers & Packaging 0.5%
AptarGroup, Inc.	135,674	21,733,618
Metals & Mining 0.7%
Nucor Corp.	214,121	32,190,951
Real Estate 2.3%
Health Care REITs 0.9%
Medical Properties Trust, Inc. (a)	7,128,344	41,700,812
Industrial REITs 0.9%
Prologis, Inc.	310,716	39,237,217
Residential REITs 0.5%
AvalonBay Communities, Inc.	107,830	24,288,708
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	7

	Shares	Value ($)
Utilities 2.2%
Electric Utilities 1.1%
FirstEnergy Corp.	370,173	16,417,173
NRG Energy, Inc.	368,975	33,613,622
		50,030,795
Multi-Utilities 0.4%
WEC Energy Group, Inc.	214,760	20,655,617
Water Utilities 0.7%
American Water Works Co., Inc.	227,628	33,288,319
Total Common Stocks (Cost $2,529,746,833)		4,579,441,202

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
4.757% (b), 3/20/2025 (c)	1,500,000	1,469,577
4.959% (b), 3/20/2025 (c)	1,500,000	1,469,577
Total Government & Agency Obligations (Cost $2,931,182)		2,939,154

	Shares	Value ($)
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.82% (d) (e) (Cost $65,161,553)	65,161,553	65,161,553
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.93% (d) (Cost $45,972,235)	45,972,235	45,972,235

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,643,811,803)	101.4	4,693,514,144
Other Assets and Liabilities, Net	(1.4)	(66,003,404)
Net Assets	100.0	4,627,510,740
The accompanying notes are an integral part of the financial statements.

8	|	DWS Core Equity Fund

A summary of the Fund’s transactions with affiliated investments during the year ended September 30, 2024 are as follows:
Value ($) at 9/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.82% (d) (e)
10,955,450	54,206,103 (f)	—	—	—	647,072	—	65,161,553	65,161,553
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.93% (d)
31,212,263	369,470,603	354,710,631	—	—	1,397,697	—	45,972,235	45,972,235
42,167,713	423,676,706	354,710,631	—	—	2,044,769	—	111,133,788	111,133,788

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $61,534,489, which is 1.3% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At September 30, 2024, this security has been pledged, in whole or in part, as collateral for open total return swap contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended September 30, 2024.

REIT: Real Estate Investment Trust
At September 30, 2024, open total return swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Citi RMA CLS Index/CIEQUB01	4/8/2025	Citibank N.A.	58,020,403	(0.35%)	Quarterly	50,299

†	There are no upfront payments on the equity swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
For information on the Fund’s policy and additional disclosures regarding total return swap contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	9

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,579,441,202	$—	$—	$4,579,441,202
Government & Agency Obligations	—	2,939,154	—	2,939,154
Short-Term Investments (a)	111,133,788	—	—	111,133,788
Derivatives
Total Return Swap Contracts (b)	—	50,299	—	50,299
Total	$4,690,574,990	$2,989,453	$—	$4,693,564,443

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open total return swap contracts.
The accompanying notes are an integral part of the financial statements.

10	|	DWS Core Equity Fund

Statement of Assets and Liabilities
as of September 30, 2024

Assets
Investments in non-affiliated securities, at value (cost $2,532,678,015) — including $61,534,489 of securities loaned	$4,582,380,356
Investment in DWS Government & Agency Securities Portfolio (cost $65,161,553)*	65,161,553
Investment in DWS Central Cash Management Government Fund (cost $45,972,235)	45,972,235
Cash	10,000
Receivable for Fund shares sold	304,254
Dividends receivable	2,642,181
Interest receivable	456
Affiliated securities lending income receivable	57,065
Unrealized appreciation on bilateral swap contracts	50,299
Other assets	41,501
Total assets	4,696,619,900
Liabilities
Payable upon return of securities loaned	65,161,553
Payable for Fund shares redeemed	1,116,642
Accrued management fee	1,293,420
Accrued Trustees' fees	47,673
Other accrued expenses and payables	1,489,872
Total liabilities	69,109,160
Net assets, at value	$4,627,510,740
Net Assets Consist of
Distributable earnings (loss)	2,357,851,372
Paid-in capital	2,269,659,368
Net assets, at value	$4,627,510,740
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	11

Statement of Assets and Liabilities as of September 30, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($452,709,023 ÷ 12,511,159 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$36.18
Maximum offering price per share (100 ÷ 94.25 of $36.18)	$38.39
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($18,932,578 ÷ 566,313 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$33.43
Class R6
Net Asset Value, offering and redemption price per share ($39,665,217 ÷ 1,077,468 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$36.81
Class S
Net Asset Value, offering and redemption price per share ($3,840,565,934 ÷ 104,475,614 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$36.76
Institutional Class
Net Asset Value, offering and redemption price per share ($275,637,988 ÷ 7,477,579 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$36.86
The accompanying notes are an integral part of the financial statements.

12	|	DWS Core Equity Fund

Statement of Operations
for the year ended September 30, 2024

Investment Income
Income:
Dividends	$60,290,925
Income distributions — DWS Central Cash Management Government Fund	1,397,697
Affiliated securities lending income	647,072
Total income	62,335,694
Expenses:
Management fee	15,068,103
Administration fee	4,148,677
Services to shareholders	3,897,120
Distribution and service fees	1,182,092
Custodian fee	13,008
Professional fees	145,084
Reports to shareholders	121,957
Registration fees	92,696
Trustees' fees and expenses	182,701
Other	229,933
Total expenses before expense reductions	25,081,371
Expense reductions	(65,321)
Total expenses after expense reductions	25,016,050
Net investment income	37,319,644
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	325,270,393
Swap contracts	(1,408,643)
323,861,750
Change in net unrealized appreciation (depreciation) on:
Investments	865,730,979
Swap contracts	50,299
865,781,278
Net gain (loss)	1,189,643,028
Net increase (decrease) in net assets resulting from operations	$1,226,962,672
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	13

Statements of Changes in Net Assets
	Years Ended September 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$37,319,644	$36,657,739
Net realized gain (loss)	323,861,750	178,786,083
Change in net unrealized appreciation (depreciation)	865,781,278	502,541,150
Net increase (decrease) in net assets resulting from operations	1,226,962,672	717,984,972
Distributions to shareholders:
Class A	(19,167,604)	(29,970,108)
Class C	(990,991)	(1,874,230)
Class R	(80,737)*	(121,145)
Class R6	(704,767)	(2,259,252)
Class S	(170,448,414)	(261,874,353)
Institutional Class	(12,474,305)	(16,806,727)
Total distributions	(203,866,818)	(312,905,815)
Fund share transactions:
Proceeds from shares sold	182,521,909	108,552,700
Reinvestment of distributions	193,153,058	295,406,733
Payments for shares redeemed	(524,121,530)	(466,407,252)
Net increase (decrease) in net assets from Fund share transactions	(148,446,563)	(62,447,819)
Increase (decrease) in net assets	874,649,291	342,631,338
Net assets at beginning of period	3,752,861,449	3,410,230,111
Net assets at end of period	$4,627,510,740	$3,752,861,449

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

The accompanying notes are an integral part of the financial statements.

14	|	DWS Core Equity Fund

Financial Highlights
DWS Core Equity Fund — Class A
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$28.43	$25.56	$34.27	$28.24	$26.80
Income (loss) from investment operations:
Net investment income[a]	.21	.21	.17	.19	.25
Net realized and unrealized gain (loss)	9.03	5.01	(4.26)	7.76	2.55
Total from investment operations	9.24	5.22	(4.09)	7.95	2.80
Less distributions from:
Net investment income	(.19 )	(.20 )	(.17 )	(.19 )	(.28 )
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)
Total distributions	(1.49)	(2.35)	(4.62)	(1.92)	(1.36)
Net asset value, end of period	$36.18	$28.43	$25.56	$34.27	$28.24
Total Return (%)[b]	33.53	21.32	(14.81)	29.17	10.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	453	366	330	423	351
Ratio of expenses (%)	.82	.82	.83	.82	.84
Ratio of net investment income (%)	.64	.75	.54	.58	.95
Portfolio turnover rate (%)	18	33	28	35	46

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	15

DWS Core Equity Fund — Class C
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$26.41	$23.89	$32.36	$26.80	$25.49
Income (loss) from investment operations:
Net investment income (loss)[a]	(.04 )	(.00 )*	(.07 )	(.06 )	.05
Net realized and unrealized gain (loss)	8.36	4.67	(3.95)	7.35	2.42
Total from investment operations	8.32	4.67	(4.02)	7.29	2.47
Less distributions from:
Net investment income	—	—	—	—	(.08 )
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)
Total distributions	(1.30)	(2.15)	(4.45)	(1.73)	(1.16)
Net asset value, end of period	$33.43	$26.41	$23.89	$32.36	$26.80
Total Return (%)[b]	32.50	20.42	(15.48)	28.19	9.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	19	22	32	34
Ratio of expenses (%)	1.59	1.59	1.59	1.59	1.61
Ratio of net investment income (loss) (%)	(.13 )	(.01 )	(.23 )	(.20 )	.18
Portfolio turnover rate (%)	18	33	28	35	46

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Core Equity Fund

DWS Core Equity Fund — Class R6
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$28.91	$25.96	$34.75	$28.61	$27.14
Income (loss) from investment operations:
Net investment income[a]	.31	.30	.27	.32	.35
Net realized and unrealized gain (loss)	9.21	5.10	(4.33)	7.86	2.58
Total from investment operations	9.52	5.40	(4.06)	8.18	2.93
Less distributions from:
Net investment income	(.32 )	(.30 )	(.28 )	(.31 )	(.38 )
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)
Total distributions	(1.62)	(2.45)	(4.73)	(2.04)	(1.46)
Net asset value, end of period	$36.81	$28.91	$25.96	$34.75	$28.61
Total Return (%)	33.97	21.74	(14.54)	29.64	11.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	10	20	31	12
Ratio of expenses (%)	.48	.48	.48	.48	.49
Ratio of net investment income (%)	.92	1.08	.86	.96	1.29
Portfolio turnover rate (%)	18	33	28	35	46

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	17

DWS Core Equity Fund — Class S
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$28.87	$25.92	$34.71	$28.58	$27.11
Income (loss) from investment operations:
Net investment income[a]	.30	.28	.26	.28	.33
Net realized and unrealized gain (loss)	9.18	5.10	(4.34)	7.86	2.58
Total from investment operations	9.48	5.38	(4.08)	8.14	2.91
Less distributions from:
Net investment income	(.29 )	(.28 )	(.26 )	(.28 )	(.36 )
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)
Total distributions	(1.59)	(2.43)	(4.71)	(2.01)	(1.44)
Net asset value, end of period	$36.76	$28.87	$25.92	$34.71	$28.58
Total Return (%)	33.88	21.68	(14.62)	29.53	11.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,841	3,154	2,842	3,629	3,076
Ratio of expenses (%)	.55	.56	.56	.55	.57
Ratio of net investment income (%)	.90	1.01	.81	.84	1.21
Portfolio turnover rate (%)	18	33	28	35	46

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Core Equity Fund

DWS Core Equity Fund — Institutional Class
	Years Ended September 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$28.94	$25.98	$34.77	$28.63	$27.16
Income (loss) from investment operations:
Net investment income[a]	.30	.28	.25	.28	.33
Net realized and unrealized gain (loss)	9.21	5.11	(4.34)	7.87	2.58
Total from investment operations	9.51	5.39	(4.09)	8.15	2.91
Less distributions from:
Net investment income	(.29 )	(.28 )	(.25 )	(.28 )	(.36 )
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)
Total distributions	(1.59)	(2.43)	(4.70)	(2.01)	(1.44)
Net asset value, end of period	$36.86	$28.94	$25.98	$34.77	$28.63
Total Return (%)	33.89 [b]	21.66	(14.60)	29.52	11.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	276	201	196	297	269
Ratio of expenses before expense reductions (%)	.58	.56	.57	.56	.57
Ratio of expenses after expense reductions (%)	.55	.56	.57	.56	.57
Ratio of net investment income (%)	.91	1.00	.79	.84	1.24
Portfolio turnover rate (%)	18	33	28	35	46

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	19

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Core Equity Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class R Shares, effective on March 25, 2024. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

20	|	DWS Core Equity Fund

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair

DWS Core Equity Fund	|	21

value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended September 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of September 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral

22	|	DWS Core Equity Fund

should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of September 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Core Equity Fund	|	23

At September 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$12,995,260
Undistributed long-term capital gains	$302,371,439
Net unrealized appreciation (depreciation) on investments	$2,042,484,673
At September 30, 2024, the aggregate cost of investments for federal income tax purposes was $2,651,029,471. The net unrealized appreciation for all investments based on tax cost was $2,042,484,673. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $2,111,818,459 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $69,333,786.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended September 30,
	2024	2023
Distributions from ordinary income*	$35,813,185	$35,565,101
Distributions from long-term capital gains	$168,053,633	$277,340,714

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

24	|	DWS Core Equity Fund

B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.
Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. One counterparty pays out the total return of the reference security or index underlying the total return swap, and in return receives a fixed or variable rate. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would

DWS Core Equity Fund	|	25

receive payments in the event of a negative total return. For the year ended September 30, 2024, the Fund entered into total return swap transactions in seeking to enhance potential returns.
A summary of the open total return swap contracts as of September 30, 2024 is included in a table following the Fund’s Investment Portfolio. For the year ended September 30, 2024, the investment in total return swap contracts had a total notional amount generally indicative of a range from $0 to approximately $59,377,000.
Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the year ended September 30, 2024, the Fund entered into options contracts in order to manage the risk of stock market volatility.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
There were no open purchased option contracts as of September 30, 2024. For the year ended September 30, 2024, the investment in purchased options contracts had a total value generally indicative of a range from $0 to $1,015,000.
The following table summarizes the value of the Fund’s derivative instruments held as of September 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Swap Contracts
Equity Contracts (a)	$50,299
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on bilateral swap contracts

26	|	DWS Core Equity Fund

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended September 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Swap Contracts	Total
Equity Contracts (a)	$6,208	$(1,408,643)	$(1,402,435)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from investments (includes purchased options) and swap contracts, respectively

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Swap Contracts	Total
Equity Contracts (a)	$(244,052)	$50,299	$(193,753)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options) and swap contracts, respectively
As of September 30, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citibank N.A.	$50,299	$—	$—	$50,299

DWS Core Equity Fund	|	27

C.
Purchases and Sales of Securities
During the year ended September 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $749,662,938 and $1,081,342,429, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.365%
Next $750 million of such net assets	.360%
Next $1.5 billion of such net assets	.355%
Next $5.0 billion of such net assets	.345%
Next $5.0 billion of such net assets	.335%
Next $5.0 billion of such net assets	.325%
Over $17.5 billion of such net assets	.300%
Accordingly, for the year ended September 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.352% of the Fund’s average daily net assets.
For the period from October 1, 2023 through September 30, 2025 (through March 25, 2024 (Class R liquidation date) for Class R shares and through September 30, 2024 for Institutional Class shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

28	|	DWS Core Equity Fund

such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.12%
Class C	1.87%
Class R	1.37%
Class R6	.87%
Class S	.87%
Institutional Class	.56%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.87%.
For the period from October 1, 2023 through September 30, 2024, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.55%.
For the year ended September 30, 2024, fees waived and/or expenses reimbursed for Institutional Class is $65,321.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended September 30, 2024, the Administration Fee was $4,148,677, of which $359,672 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended September 30,

DWS Core Equity Fund	|	29

2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at September 30, 2024
Class A	$133,939	$22,213
Class C	3,561	483
Class R	145	—
Class R6	444	74
Class S	1,201,054	200,101
Institutional Class	1,125	194
	$1,340,268	$223,065
In addition, for the year ended September 30, 2024 (through March 25, 2024 (Class R liquidaton date) for Class R shares), the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$308,097
Class C	20,674
Class R	2,307
Class S	1,484,927
Institutional Class	248,130
$2,064,135
Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the year ended September 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at September 30, 2024
Class C	$151,196	$11,491
Class R	2,307	—
	$153,503	$11,491

30	|	DWS Core Equity Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended September 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at September 30, 2024	Annual Rate
Class A	$977,014	$172,092.23%
Class C	49,272	8,093.24%
Class R	2,303	—	.25%
	$1,028,589	$180,185
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 2024 aggregated $16,153.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended September 30, 2024, the CDSC for Class C shares aggregated $870. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended September 30, 2024, DDI received $500 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended September 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,549, of which $346 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS

DWS Core Equity Fund	|	31

Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2024.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	720,023	$22,857,337	510,010	$13,956,770
Class C	175,293	5,041,850	81,688	2,086,404
Class R	917 *	28,554 *	5,028	144,591
Class R6	811,908	28,055,236	295,004	8,044,872
Class S	1,446,122	47,562,442	1,114,562	31,526,062
Institutional Class	2,487,661	78,976,490	1,882,850	52,794,001
		$182,521,909		$108,552,700
Shares issued to shareholders in reinvestment of distributions
Class A	585,773	$17,875,690	1,075,355	$28,022,856
Class C	34,210	953,779	74,726	1,801,638
Class R	2,635 *	80,561 *	4,594	121,145
Class R6	20,866	669,752	83,106	2,202,142
Class S	5,205,623	162,250,074	9,368,152	248,271,245
Institutional Class	362,318	11,323,202	564,228	14,987,707
		$193,153,058		$295,406,733

32	|	DWS Core Equity Fund

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(1,662,428)	$(53,641,638)	(1,632,217)	$(45,279,340)
Class C	(375,643)	(11,149,996)	(324,996)	(8,329,005)
Class R	(63,923)*	(2,184,150)*	(8,878)	(258,839)
Class R6	(106,543)	(3,597,015)	(795,940)	(23,242,733)
Class S	(11,444,336)	(375,787,411)	(10,839,580)	(304,857,529)
Institutional Class	(2,327,804)	(77,761,320)	(3,017,561)	(84,439,806)
		$(524,121,530)		$(466,407,252)
Net increase (decrease)
Class A	(356,632)	$(12,908,611)	(46,852)	$(3,299,714)
Class C	(166,140)	(5,154,367)	(168,582)	(4,440,963)
Class R	(60,371)*	(2,075,035)*	744	6,897
Class R6	726,231	25,127,973	(417,830)	(12,995,719)
Class S	(4,792,591)	(165,974,895)	(356,866)	(25,060,222)
Institutional Class	522,175	12,538,372	(570,483)	(16,658,098)
		$(148,446,563)		$(62,447,819)

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

DWS Core Equity Fund	|	33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investment Trust and Shareholders of DWS Core Equity Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Core Equity Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Investment Trust (the “Trust” )), including the investment portfolio, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investment Trust) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

34	|	DWS Core Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
November 22, 2024

DWS Core Equity Fund	|	35

Tax Information (Unaudited)
The Fund paid distributions of $1.30 per share from net long-term capital gains during its year ended September 30, 2024.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $348,735,000 as capital gain dividends for its year ended September 30, 2024.
For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended September 30, 2024, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $67,068,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

36	|	DWS Core Equity Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Core Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Core Equity Fund	|	37

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

38	|	DWS Core Equity Fund

December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

DWS Core Equity Fund	|	39

Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DCEF-BFE2024

40	|	DWS Core Equity Fund

DCEF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	11/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	11/29/2024